Stock appreciation rights (“SARs”) (Details Textual)	6 Months Ended
Jun. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One	400.00%
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition Two	500.00%
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,349,154
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	5,779